OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 3,101	$ 1,760
Government authorities	13,991	10,888
Deferred tax assets	11,409	10,820
Advances to suppliers	2,831	2,976
Derivatives	2,570	2,060
Other receivables (see also note 10)	5,582	3,726
Other accounts receivables and prepaid expenses	$ 39,484	$ 32,230